AB Municipal Income Shares

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 100.5%
Long-Term Municipal Bonds – 100.5%
Alabama – 2.5%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/2042	$11,645	$13,423,658
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 02/01/2036-02/01/2041	10,000	11,326,900
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2039-02/01/2046	28,280	34,220,510
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The)) Series 2018A 4.00%, 04/01/2049	13,350	14,784,057
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.) Series 2012 5.00%, 12/01/2031	3,000	3,147,330
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group) Series 2016A 5.00%, 12/01/2031	10,000	10,491,100
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 5.25%, 05/01/2044(a)	41,175	45,837,245

		133,230,800

Alaska – 0.2%
State of Alaska International Airports System Series 2016B 5.00%, 10/01/2033-10/01/2034	9,000	10,525,410

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) 7.125%, 09/01/2038(a)	8,315	10,598,632
Series 2015A 6.625%, 09/01/2035	3,235	3,791,646

		14,390,278

Arizona – 1.2%
Arizona Industrial Development Authority Series 20192 - Class A 3.625%, 05/20/2033	15,633	16,480,093
Arizona Industrial Development Authority (North Carolina Central University Project) BAM 5.00%, 06/01/2049-06/01/2054	4,285	5,057,421

	Principal Amount (000)	U.S. $ Value

Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020A 4.00%, 07/15/2030(a)	$1,250	$1,298,213
Arizona Industrial Development Authority (Provident Group - EMU Properties LLC) Series 2018 5.00%, 05/01/2051	1,100	1,122,561
Arizona Sports & Tourism Authority Series 2012A 5.00%, 07/01/2029	3,670	3,891,998
City of Phoenix Civic Improvement Corp. (City of Phoenix AZ Lease) Series 2019A 4.00%, 07/01/2045	2,850	3,025,617
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2036	1,000	1,025,690
Glendale Industrial Development Authority (Royal Oaks Life Care Community) Series 2016 5.00%, 05/15/2039	2,700	2,855,088
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona) Series 2014 5.00%, 07/01/2044	3,875	4,137,841
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018A 6.00%, 07/01/2052(a)	19,500	22,008,285
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 05/01/2025	60	63,628
Tempe Industrial Development Authority (Friendship Village of Tempe) 5.00%, 12/01/2054	1,185	1,145,326
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/2047(a)	1,065	1,095,608

		63,207,369

Arkansas – 0.5%
Arkansas Development Finance Authority (Baptist Memorial Health Care Obligated Group) 5.00%, 09/01/2044	12,500	15,061,625
Arkansas Development Finance Authority (Big River Steel LLC) 4.50%, 09/01/2049(a)	10,000	10,126,200

		25,187,825

	Principal Amount (000)	U.S. $ Value

California – 5.9%
Abag Finance Authority for Nonprofit Corps. (Covia Communities) Series 2011 6.125%, 07/01/2041	$100	$102,048
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/2034-10/01/2037	26,130	30,511,712
Anaheim Public Financing Authority (City of Anaheim CA Lease) Series 2014A 5.00%, 05/01/2031	1,460	1,650,340
Bay Area Toll Authority Series 2013S 5.00%, 04/01/2027 (Pre-refunded/ETM)	1,000	1,128,620
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2033-04/01/2034	8,210	9,355,806
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 04/01/2031-04/01/2042	2,000	2,294,480
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/2042	100	103,576
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 08/15/2037	1,700	1,989,935
California Housing Finance Series 20192 4.00%, 03/20/2033	15,235	16,695,772
California Municipal Finance Authority (CHF-Riverside II LLC) 5.00%, 05/15/2039-05/15/2040	3,030	3,530,688
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 01/01/2032(a)	1,000	985,440
Series 2014 5.00%, 01/01/2035	1,085	939,903
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/2043	3,625	4,214,135
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 08/01/2047	1,025	1,043,573
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 06/01/2034	1,200	1,308,864
7.25%, 06/01/2043	2,075	2,262,642
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 06/01/2043	710	741,048

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	$4,675	$4,864,711
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) 7.50%, 12/01/2040(a)	785	761,058
California School Finance Authority (Equitas Academy Obligated Group) Series 2018A 5.00%, 06/01/2056(a)	8,850	9,297,987
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 08/01/2034(a)	3,000	3,270,210
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	530	550,956
California Statewide Communities Development Authority (Loma Linda University Medical Center) 5.25%, 12/01/2038-12/01/2048(a)	7,440	8,197,363
Series 2016A 5.00%, 12/01/2041(a)	6,160	6,786,349
5.25%, 12/01/2056(a)	12,590	13,684,323
Series 2018A 5.00%, 12/01/2033(a)	1,350	1,500,161
5.50%, 12/01/2058(a)	17,615	19,596,335
California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/2044(a)	1,200	1,233,852
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/2041	100	107,112
California Statewide Communities Development Authority (Rocklin Academy (The)) Series 2011A 8.25%, 06/01/2041	140	146,054
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The)) Series 2012A 6.00%, 10/01/2047	250	261,438
City of Los Angeles Department of Airports 0.05%, 05/15/2044(b)	15,415	19,140,189
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.50%, 09/01/2046	1,000	1,139,120

	Principal Amount (000)	U.S. $ Value

City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/2041	$100	$105,811
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 06/01/2047	82,290	84,091,328
5.25%, 06/01/2047	2,400	2,461,392
M-S-R Energy Authority (Citigroup, Inc.) Series 2009B 6.50%, 11/01/2039	17,685	28,755,810
Municipal Improvement Corp. of Los Angeles (City of Los Angeles CA Lease) Series 2016B 4.00%, 11/01/2036	2,705	3,092,356
Oakland Unified School District/Alameda County Series 2015A 5.00%, 08/01/2030-08/01/2040	6,215	7,251,647
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2039	3,990	4,579,522
Series 2017 5.00%, 11/01/2042	3,375	3,873,791
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 08/01/2031	1,000	1,060,530
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 01/15/2044	1,450	1,611,066
Series 2014B 5.25%, 01/15/2044	1,000	1,110,860
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036-12/01/2043	1,685	1,685,423
Tobacco Securitization Authority of Southern California Zero Coupon, 06/01/2054	10,480	1,768,081
5.00%, 06/01/2039	1,555	1,953,033

		312,796,450

Colorado – 2.4%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,000	5,138,300
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	645	651,179
City & County of Denver Co. Airport System Revenue (Denver Intl Airport) Series 2018A 5.00%, 12/01/2031	7,180	9,075,448

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 4.00%, 08/01/2037-08/01/2038	$8,295	$9,415,735
5.00%, 08/01/2044(b)	67,235	81,876,766
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015B 5.00%, 09/01/2030	1,150	1,330,159
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2049	7,050	8,649,856
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.25%, 12/01/2050(a)	1,000	1,029,480
Copper Ridge Metropolitan District 5.00%, 12/01/2039-12/01/2043	3,660	3,470,441
Copperleaf Metropolitan District No. 2 Series 2015 5.75%, 12/01/2045	1,000	1,026,020
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,500	1,527,255
STC Metropolitan District No. 2 Series 2019A 5.00%, 12/01/2038-12/01/2049	1,940	1,966,635
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 2) Series 2015A 5.75%, 12/01/2045	1,000	1,033,790
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017A 5.00%, 12/01/2038-12/01/2047	2,000	2,024,280
Vauxmont Metropolitan District AGM 3.25%, 12/15/2050	805	864,296
5.00%, 12/01/2033-12/01/2050(c)	805	995,148

		130,074,788

Connecticut – 3.2%
City of New Haven CT AGM Series 2019A 5.00%, 08/01/2039	1,650	1,972,228
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020A 4.00%, 07/01/2036-07/01/2038	3,850	4,423,974
Connecticut State Health & Educational Facilities Authority (Quinnipiac University) Series 2015L 5.00%, 07/01/2045	5,750	6,421,485

	Principal Amount (000)	U.S. $ Value

Connecticut State Health & Educational Facilities Authority (Sacred Heart University, Inc.) Series 2017I-1 5.00%, 07/01/2035-07/01/2037	$2,095	$2,477,425
Connecticut State Health & Educational Facilities Authority (Seabury Retirement Community) Series 2016A 5.00%, 09/01/2046-09/01/2053(a)	2,475	2,524,012
Connecticut State Health & Educational Facilities Authority (University of Hartford (The)) 4.00%, 07/01/2044-07/01/2049	18,035	17,967,111
Connecticut State Health & Educational Facilities Authority (University of New Haven, Inc.) 5.00%, 07/01/2034	1,000	1,101,390
Series 2018K-1 5.00%, 07/01/2028-07/01/2038	7,090	7,783,588
State of Connecticut Series 2013E 0.05%, 08/15/2031(b)	1,000	1,118,700
Series 2015F 5.00%, 11/15/2032	2,875	3,438,069
Series 2016A 5.00%, 03/15/2032	8,165	9,850,828
Series 2016E 0.05%, 10/15/2028-10/15/2034(b)	12,845	15,843,276
Series 2016F 0.05%, 10/15/2031(b)	10,205	12,549,599
Series 2017A 0.05%, 04/15/2029-04/15/2034(b)	21,125	26,186,987
5.00%, 04/15/2032(b)	6,700	8,311,685
Series 2018A 5.00%, 04/15/2034-04/15/2037	7,930	9,954,159
Series 2018C 5.00%, 06/15/2031-06/15/2038	7,490	9,491,991
Series 2018E 5.00%, 09/15/2037	1,035	1,302,040
Series 2020A 5.00%, 01/15/2040	8,300	10,622,506
Series 2020C 4.00%, 06/01/2035-06/01/2038	3,775	4,539,114
State of Connecticut Special Tax Revenue 5.00%, 05/01/2038-05/01/2040	4,530	5,816,465
Series 2012 5.00%, 01/01/2031	5,000	5,500,250

		169,196,882

Delaware – 0.1%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.) Series 2014 5.00%, 09/01/2044-09/01/2049	2,440	2,590,487

	Principal Amount (000)	U.S. $ Value

Delaware State Economic Development Authority (Newark Charter School, Inc.) 5.00%, 09/01/2050	$1,125	$1,324,361
Series 2012 5.00%, 09/01/2042	1,310	1,359,191

		5,274,039

District of Columbia – 0.4%
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 06/01/2042	1,420	1,483,460
Series 2016A 5.00%, 06/01/2041-06/01/2046	1,900	2,087,786
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 07/01/2042-07/01/2048	8,580	9,793,753
Series 2017B 5.00%, 07/01/2037	1,465	1,701,729
Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/2035	500	596,835
Series 2020A 4.00%, 10/01/2035-10/01/2039	3,750	4,408,505

		20,072,068

Florida – 5.1%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/2046	435	477,352
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014A 5.00%, 12/01/2044	1,000	1,112,980
Bexley Community Development District Series 2016 4.875%, 05/01/2047	1,000	1,032,510
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(a)	1,400	1,217,230
6.00%, 07/01/2045-07/01/2050(a)	4,015	3,407,984
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,300	1,248,871
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 09/01/2037-09/01/2042	2,350	2,456,838
City of Lakeland FL (Lakeland Regional Health Systems Obligated Group) Series 2015 5.00%, 11/15/2040	5,610	6,328,921

	Principal Amount (000)	U.S. $ Value

City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 0.05%, 08/15/2037-08/15/2047(b)	$14,530	$17,231,465
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) 5.00%, 12/01/2055	3,535	3,940,747
Series 2015A 5.00%, 12/01/2044	1,200	1,339,368
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020A Zero Coupon, 09/01/2036-09/01/2049	6,580	3,002,858
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	2,170	2,438,863
5.00%, 10/01/2038-10/01/2044	6,095	7,545,937
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport) 5.00%, 10/01/2042-10/01/2047	7,880	9,335,870
County of Miami-Dade FL Aviation Revenue Series 2014A 0.05%, 10/01/2033(b)	10,000	11,287,700
Series 2015A 5.00%, 10/01/2031	1,100	1,277,782
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2035-10/01/2039	6,045	3,489,730
County of Palm Beach FL (Provident Group-PBAU Properties LLC) 5.00%, 04/01/2039-04/01/2051(a)	4,030	3,966,318
Florida Higher Educational Facilities Financial Authority (Florida Institute of Technology, Inc.) 4.00%, 10/01/2037	1,000	1,019,190
Florida Higher Educational Facilities Financial Authority (Ringling College of Art & Design, Inc.) 5.00%, 03/01/2044-03/01/2049	7,965	8,615,356
Greater Orlando Aviation Authority 0.05%, 10/01/2034(b)	2,000	2,551,360
Series 2017A 0.05%, 10/01/2031-10/01/2036(b)	15,500	18,883,893
Series 2019A 0.05%, 10/01/2049-10/01/2054(b)	8,500	10,427,780
5.00%, 10/01/2036	5,000	6,326,950
Highlands County Health Facilities Authority (Trousdale Foundation Obligated Group) 6.00%, 04/01/2038	1,530	924,518
6.25%, 04/01/2049	1,820	1,051,287
Lakewood Ranch Stewardship District Series 2018 5.30%, 05/01/2039	1,000	1,084,290
5.45%, 05/01/2048	1,525	1,667,252
Manatee County School District (Manatee County School District Sales Tax) AGM Series 2017 5.00%, 10/01/2030	2,700	3,363,282

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2015A) Series 2015A 5.00%, 05/01/2032	$1,655	$1,722,325
Martin County Health Facilities Authority Series 2012 5.50%, 11/15/2042 (Pre-refunded/ETM)	1,350	1,441,463
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/2025(a)	13,155	13,162,235
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/2029	2,885	3,080,228
Series 2014 5.00%, 11/15/2039	2,000	2,194,480
Miami-Dade County Expressway Authority Series 2014A 5.00%, 07/01/2034	4,000	4,468,800
Mid-Bay Bridge Authority Series 2015A 5.00%, 10/01/2028-10/01/2040	3,600	4,067,260
Series 2015C 5.00%, 10/01/2035-10/01/2040	2,750	3,069,630
North Broward Hospital District Series 2017B 5.00%, 01/01/2037-01/01/2048	21,590	24,820,476
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020B 5.00%, 11/15/2042	1,000	1,182,340
Pinellas County Industrial Development Authority 5.00%, 07/01/2039	1,955	2,206,433
Tampa Florida Hospitals 0.05%, 07/01/2050(b)	18,325	22,756,718
Town of Davie FL Series 2013A 5.625%, 04/01/2043 (Pre-refunded/ETM)	3,765	4,287,883
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	24,650	28,498,851
Village Community Development District No. 13 3.00%, 05/01/2029	1,000	1,013,140
3.375%, 05/01/2034	1,500	1,524,420
3.55%, 05/01/2039	2,615	2,666,202
3.70%, 05/01/2050	10,000	10,194,500
Volusia County School Board (Volusia County School Board COP) Series 2014B 5.00%, 08/01/2031	1,625	1,882,221

		272,294,087

	Principal Amount (000)	U.S. $ Value

Georgia – 2.0%
Cedartown Polk County Hospital Authority (Floyd Obligated Group) Series 2016 5.00%, 07/01/2039	$4,000	$4,564,360
City of Atlanta GA Department of Aviation Series 2012A 5.00%, 01/01/2031	1,390	1,468,646
Series 2014A 5.00%, 01/01/2033	1,820	2,052,050
Clarke County Hospital Authority (Piedmont Healthcare, Inc. Obligated Group) Series 2016 0.05%, 07/01/2031(b)	2,500	3,020,800
Development Authority for Fulton County (Piedmont Healthcare, Inc. Obligated Group) Series 2016A 0.05%, 07/01/2032(b)	2,000	2,405,080
Development Authority of Gwinnett County (Board of Regents of the University System of Georgia Lease) Series 2017A 0.05%, 07/01/2032-07/01/2037(b)	10,855	13,043,235
Fayette County Hospital Authority/GA (Piedmont Healthcare, Inc. Obligated Group) Series 2016 0.05%, 07/01/2034-07/01/2036(b)	10,710	12,762,580
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043-08/01/2047	12,680	14,693,391
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	16,200	17,728,632
Series 2018C 4.00%, 08/01/2048	12,245	13,482,480
Municipal Electric Authority of Georgia 5.00%, 01/01/2038-01/01/2059	16,960	20,326,922

		105,548,176

Guam – 1.0%
Guam Government Waterworks Authority Series 2020A 5.00%, 01/01/2050	3,925	4,837,170
Territory of Guam 5.00%, 11/15/2031	2,310	2,448,531
Territory of Guam (Guam Section 30 Income Tax) Series 2016A 5.00%, 12/01/2029-12/01/2032	9,015	10,300,426
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2011A 5.125%, 01/01/2042	6,420	6,612,728
Series 2015D 5.00%, 11/15/2032-11/15/2035	25,505	28,427,391

		52,626,246

	Principal Amount (000)	U.S. $ Value

Idaho – 0.0%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 02/01/2036	$200	$203,890

Illinois – 11.2%
Chicago Board of Education Series 2012A 5.00%, 12/01/2042	5,630	5,733,423
Series 2015C 5.25%, 12/01/2035-12/01/2039	10,315	10,802,599
Series 2015E 5.125%, 12/01/2032	1,000	1,051,360
Series 2016A 7.00%, 12/01/2044	1,400	1,647,982
Series 2016B 6.50%, 12/01/2046	1,900	2,224,881
Series 2017G 5.00%, 12/01/2034	4,150	4,557,737
Series 2017H 5.00%, 12/01/2036-12/01/2046	5,795	6,257,385
Series 2018A 5.00%, 12/01/2026-12/01/2028	17,705	19,902,704
Series 2019A 5.00%, 12/01/2029-12/01/2030	6,070	6,894,899
Series 2019B 5.00%, 12/01/2030-12/01/2033	3,100	3,500,000
Chicago O’Hare International Airport
Series 2015C 5.00%, 01/01/2034	1,665	1,882,665
Series 2016B 5.00%, 01/01/2034	5,000	5,859,450
Series 2016C 5.00%, 01/01/2035-01/01/2038	9,250	10,756,968
Series 2017B 5.00%, 01/01/2035-01/01/2037	33,445	39,782,584
Series 2018B 5.00%, 01/01/2053	6,000	7,243,920
Chicago O’Hare International Airport (TrIPs Obligated Group) Series 2018 5.00%, 07/01/2033-07/01/2048	7,145	8,224,810
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2011 5.25%, 12/01/2023	4,285	4,502,249
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	1,050	726,968
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2041	2,835	3,399,222

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) 4.00%, 09/01/2035-09/01/2041	$4,280	$4,500,940
5.00%, 09/01/2036-09/01/2040	3,495	3,983,880
Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/2048	400	415,908
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2016A 6.20%, 05/15/2030	1,079	701,188
6.33%, 05/15/2048	829	538,688
6.44%, 05/15/2055	1,998	1,298,375
Series 2016C 2.00%, 05/15/2055(d) (e)	609	6,090
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 05/15/2043	3,500	3,747,205
Series 2015 5.25%, 05/15/2050	2,000	2,037,040
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017A 5.00%, 08/01/2042-08/01/2047	3,000	3,261,640
Series 2017C 5.00%, 08/01/2046	1,000	1,085,340
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 08/15/2035	4,750	5,419,037
Illinois State Toll Highway Authority Series 2015A 5.00%, 01/01/2031-01/01/2032	3,125	3,703,564
Series 2015B 5.00%, 01/01/2036	2,850	3,354,792
Series 2016A 5.00%, 12/01/2032	7,000	8,323,840
Series 2016B 5.00%, 01/01/2041	3,450	4,062,409
Metropolitan Pier & Exposition Authority 5.00%, 06/15/2050	47,375	52,890,397
Series 2012 Zero Coupon, 12/15/2041-12/15/2051	20,785	6,812,663
Series 2015B 5.00%, 12/15/2045	13,300	13,997,452
Series 2017B Zero Coupon, 12/15/2054	9,850	2,195,467
State of Illinois 5.00%, 11/01/2032	5,245	5,848,542
5.50%, 05/01/2030	2,750	3,408,212
5.75%, 05/01/2045	2,500	2,995,900
Series 2012 5.00%, 08/01/2025	1,300	1,368,419
Series 2014 5.00%, 05/01/2023-05/01/2031	14,800	15,929,990

	Principal Amount (000)	U.S. $ Value

Series 2016 5.00%, 01/01/2022-11/01/2035	$38,595	$43,354,588
Series 2017A 5.00%, 12/01/2025-12/01/2034	14,795	16,837,050
Series 2017C 5.00%, 11/01/2029	29,335	33,453,341
Series 2017D 5.00%, 11/01/2024-11/01/2028	76,815	86,882,436
Series 2018A 5.00%, 10/01/2027-05/01/2030	24,750	28,660,031
Series 2018B 5.00%, 10/01/2026	5,000	5,703,650
Series 2019B 4.00%, 11/01/2036-11/01/2037	33,295	34,559,169
5.00%, 11/01/2030-11/01/2031	34,700	40,678,859
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016A 4.50%, 03/01/2033	3,767	3,589,235
Series 2016B 7.00%, 03/01/2033	1,700	1,630,096
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 03/01/2025	748	762,564
5.00%, 03/01/2036	2,963	3,005,193
Series 2015B 6.00%, 03/01/2036	918	949,405

		596,904,401

Indiana – 1.1%
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,905	4,454,356
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.125%, 08/15/2027	1,000	1,002,840
5.50%, 08/15/2045	2,225	2,229,339
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 03/01/2030	1,000	1,058,540
Indiana Finance Authority (Ohio River Bridges) Series 2013A 5.00%, 07/01/2040-07/01/2048	10,970	11,755,962
Indiana Finance Authority (Ohio Valley Electric Corp.) 3.00%, 11/01/2030	4,790	5,017,429
Series 2020 3.00%, 11/01/2030	5,685	5,954,924
Series 2020A 3.00%, 11/01/2030	7,290	7,636,129
Indiana Finance Authority (RES Polyflow Indiana LLC) 7.00%, 03/01/2039(a)	22,795	21,166,525

		60,276,044

	Principal Amount (000)	U.S. $ Value

Iowa – 0.3%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	$6,405	$6,734,153
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018A 5.00%, 05/15/2043-05/15/2048	11,000	11,485,120

		18,219,273

Kansas – 0.3%
Overland Park Development Corp. (City of Overland Park KS) 5.00%, 03/01/2035-03/01/2049	13,035	13,576,148
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax) Series 2018 4.50%, 06/01/2040	1,765	1,737,590

		15,313,738

Kentucky – 2.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) 4.00%, 02/01/2035	930	1,003,135
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 08/15/2034-08/15/2046	15,780	18,293,488
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019A 0.05%, 08/01/2044(b)	1,065	1,296,925
4.00%, 08/01/2038-08/01/2039	2,135	2,415,451
5.00%, 08/01/2044-08/01/2049(b)	12,550	15,190,265
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	1,685	1,685,388
5.50%, 11/15/2045	1,000	1,001,390
Series 2016A 5.00%, 05/15/2046-05/15/2051	3,100	2,783,936
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) 5.25%, 06/01/2050	21,590	23,232,351
Series 2017A 5.00%, 06/01/2031-06/01/2045	21,375	23,485,686

	Principal Amount (000)	U.S. $ Value

5.25%, 06/01/2041	$6,750	$7,494,862
Series 2017B 5.00%, 06/01/2040	5,000	5,473,000
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.50%, 11/15/2035	1,750	1,623,440
5.75%, 11/15/2045	3,350	3,028,300
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) 5.00%, 10/01/2047	1,965	2,407,931
Series 2016 5.00%, 10/01/2033	8,205	9,768,463
Series 2020A 5.00%, 10/01/2038	965	1,208,363

		121,392,374

Louisiana – 1.8%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041(f)	2,130	2,173,047
Jefferson Sales Tax District AGM Series 2017B 5.00%, 12/01/2034-12/01/2036	3,400	4,148,670
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.00%, 11/15/2035	2,100	2,179,464
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 0.05%, 10/01/2034-10/01/2044(b)	27,600	32,878,814
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	10	12,561
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/2039(d) (f)	2,750	28
Series 2014A 7.50%, 07/01/2023(d) (f)	1,250	13
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) 5.00%, 07/01/2059	10,270	11,515,032
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2017 5.00%, 07/01/2042-07/01/2057	17,565	19,378,605
New Orleans Aviation Board Series 2017B 5.00%, 01/01/2043	1,000	1,158,680

	Principal Amount (000)	U.S. $ Value

Parish of St. James LA (NuStar Logistics LP) Series 20202 6.35%, 07/01/2040-10/01/2040(a)	$7,375	$8,797,637
Parish of St. John the Baptist LA (Marathon Oil Corp.) 2.00%, 06/01/2037	4,855	4,829,997
2.10%, 06/01/2037	2,465	2,432,092
2.20%, 06/01/2037	3,700	3,575,902
Port New Orleans Board of Commissioners Series 2013B 5.00%, 04/01/2029 (Pre-refunded/ETM)	540	603,779
5.00%, 04/01/2031 (Pre-refunded/ETM)	1,000	1,118,110

		94,802,431

Maine – 0.4%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	4,630	5,063,044
Series 2018R-2 4.375%, 08/01/2035(a)	1,700	1,810,041
Maine Health & Higher Educational Facilities Authority (Maine Medical Center) Series 2018A 5.00%, 07/01/2043-07/01/2048	9,620	11,501,596
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 7.50%, 07/01/2032	1,000	1,038,750

		19,413,431

Maryland – 1.8%
City of Baltimore MD (Baltimore Hotel Corp.) 5.00%, 09/01/2042	8,575	7,835,063
Series 2017 5.00%, 09/01/2033-09/01/2036	3,250	2,967,928
City of Baltimore MD (East Baltimore Research Park Project) Series 2017A 5.00%, 09/01/2038	1,000	1,046,000
City of Baltimore MD (Harbor Point Special Taxing District) 3.625%, 06/01/2046(a)	1,750	1,578,168
Series 2019B 3.875%, 06/01/2046(a)	300	273,447
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2031	3,245	3,723,670

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Peninsula Regional Health System Obligated Group/old) 4.00%, 07/01/2036-07/01/2040	$9,880	$11,433,076
5.00%, 07/01/2046	22,040	27,248,713
Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group) Series 2020B 0.04%, 04/15/2036-04/15/2040(b)	16,530	37,306,352

		93,412,417

Massachusetts – 0.7%
Massachusetts Development Finance Agency (Emerson College) Series 2016A 5.00%, 01/01/2047	2,220	2,495,946
Series 2017A 5.00%, 01/01/2040	670	774,339
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/2043	1,760	1,967,715
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 07/01/2042	5,000	5,129,300
Massachusetts Development Finance Agency (Simmons University) Series 2018L 5.00%, 10/01/2034-10/01/2035	2,360	2,820,550
Massachusetts Development Finance Agency (South Shore Hospital, Inc.) Series 2016I 5.00%, 07/01/2031-07/01/2041	3,850	4,399,211
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2041-07/01/2046	3,980	4,486,781
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2013G 5.00%, 07/01/2037	2,550	2,738,955
AGM Series 2019A 5.00%, 07/01/2036	1,000	1,187,950
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022(g)	10,525	8,420,105
Series 2017A 7.75%, 12/01/2044(g)	4,495	3,596,000

		38,016,852

Michigan – 2.4%
City of Detroit MI 5.00%, 04/01/2033-04/01/2038	4,385	4,554,057

	Principal Amount (000)	U.S. $ Value

City of Detroit MI Sewage Disposal System Revenue Series 2012A 5.00%, 07/01/2032 (Pre-refunded/ETM)	$4,400	$4,805,592
5.25%, 07/01/2039 (Pre-refunded/ETM)	4,825	5,292,784
City of Detroit MI Water Supply System Revenue Series 2011C 5.00%, 07/01/2041 (Pre-refunded/ETM)	1,060	1,106,746
Detroit City School District Series 2012A 5.00%, 05/01/2031	120	128,765
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/2032-11/01/2037	1,655	1,709,881
Great Lakes Water Authority Water Supply System Revenue Series 2016A 5.00%, 07/01/2046	1,025	1,204,437
Series 2016D 5.00%, 07/01/2036	25,210	30,358,638
Kalamazoo Hospital Finance Authority (Bronson Healthcare Group Obligated Group) Series 2016 0.04%, 05/15/2031-05/15/2036(b)	20,100	22,284,222
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 07/01/2029-07/01/2034	2,100	2,396,355
Series 2015D-1 5.00%, 07/01/2034	2,000	2,322,140
Series 2015D-2 5.00%, 07/01/2034	3,400	4,007,512
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2032	3,850	4,638,133
Series 2019A 5.00%, 11/15/2048	6,635	8,220,964
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 06/01/2034	2,000	2,255,500
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 07/01/2031-07/01/2033	7,950	8,620,359
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 06/30/2048	8,600	9,592,526
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2007A 6.00%, 06/01/2048	9,275	9,277,226
Wayne State University Series 2018A 5.00%, 11/15/2043	4,000	4,881,400

		127,657,237

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.1%
City of Wayzata MN (Wayzata Bay Senior Housing, Inc.) 5.00%, 08/01/2054	1,000	1,040,910
Duluth Economic Development Authority (Essentia Health Obligated Group) Series 2018A 5.00%, 02/15/2043-02/15/2048	2,925	3,422,494
Minnesota Higher Education Facilities Authority (St. Catherine University) Series 2018A 5.00%, 10/01/2045	1,900	2,151,921

		6,615,325

Mississippi – 0.4%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036-09/01/2046	15,900	18,252,295
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) 4.00%, 01/01/2037	720	839,023
5.00%, 01/01/2035	1,230	1,566,147

		20,657,465

Missouri – 1.4%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 03/01/2036	2,925	3,198,809
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2016A 5.00%, 02/01/2046	1,000	1,066,120
Series 2019I 4.00%, 02/01/2042-02/01/2048	37,870	38,551,817
5.00%, 02/01/2042-02/01/2048	3,220	3,580,131
Kansas City Industrial Development Authority 5.00%, 07/01/2040(a)	3,155	2,952,607
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046(g)	2,915	1,886,646
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2014A 5.25%, 08/15/2039	620	634,892
Series 2016A 5.00%, 08/15/2036-08/15/2046	3,060	3,115,180
Series 2018 5.00%, 08/15/2042	6,940	7,077,829

	Principal Amount (000)	U.S. $ Value

Missouri Joint Municipal Electric Utility Commission Series 2014 5.00%, 01/01/2031	$3,240	$3,790,671
St. Louis County Industrial Development Authority (St. Andrews Resources for Seniors Obligated Group) Series 2015A 5.00%, 12/01/2035	2,000	1,953,820
5.125%, 12/01/2045	4,500	4,258,710

		72,067,232

Montana – 0.0%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2034	1,085	1,306,362

Nebraska – 0.6%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.00%, 09/01/2032-09/01/2042	2,975	3,211,721
Series 2017A 5.00%, 09/01/2034-09/01/2037	19,955	27,561,204

		30,772,925

Nevada – 1.1%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2037-09/01/2047	3,935	4,557,488
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 07/01/2058(a)	16,000	2,152,800
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.75%, 06/15/2028(a)	3,540	3,451,642
Clark County School District Series 2017C 0.05%, 06/15/2033-06/15/2035(b)	13,410	16,542,151
5.00%, 06/15/2036	3,700	4,007,988
AGM Series 2019B 3.00%, 06/15/2037	5,185	5,614,318
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2040	1,800	2,045,664
Las Vegas Valley Water District Series 2016A 0.05%, 06/01/2046(b)	14,000	16,846,060
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,890	1,924,776

		57,142,887

	Principal Amount (000)	U.S. $ Value

New Hampshire – 0.8%
New Hampshire Business Finance Authority Series 20201 4.125%, 01/20/2034	$17,376	$19,014,620
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020A 5.00%, 08/01/2059	15,080	22,958,093
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 01/01/2042	2,940	3,048,016

		45,020,729

New Jersey – 8.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) 5.00%, 06/15/2030-06/15/2037	7,740	9,324,634
Series 2013 5.00%, 03/01/2030	3,455	3,708,459
Series 2014P 5.00%, 06/15/2029	5,000	5,509,300
Series 2014U 5.00%, 06/15/2021	3,500	3,624,425
Series 2015X 5.00%, 06/15/2021	15,920	16,485,956
Series 2017A 5.00%, 07/01/2033	1,640	1,865,680
Series 2017B 5.00%, 11/01/2020	7,505	7,580,650
Series 2017D 5.00%, 06/15/2033-06/15/2042	7,520	8,560,307
Series 2018A 5.00%, 06/15/2042-06/15/2047	5,885	6,681,001
Series 2019M 5.00%, 06/15/2034	2,800	3,358,992
New Jersey Economic Development Authority (New Jersey Transit Corp. State Lease) 4.00%, 11/01/2044	3,450	3,717,306
5.00%, 11/01/2033	3,770	4,521,173
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	10,660	11,636,819
New Jersey Economic Development Authority (State of New Jersey Division of Property Management & Construction Lease) Series 2018C 5.00%, 06/15/2042	7,085	8,060,321
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 06/15/2043	735	778,696

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 5.25%, 09/15/2029	$8,270	$8,468,397
Series 2000B 5.625%, 11/15/2030	1,475	1,533,189
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020A 4.00%, 07/01/2050	1,805	1,960,050
5.00%, 07/01/2045	4,460	5,321,137
New Jersey Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group) Series 2017A 5.00%, 07/01/2035	1,300	1,581,996
New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017A 5.00%, 07/01/2036-07/01/2042	8,645	10,134,613
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2035	1,070	1,228,424
New Jersey Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group) Series 2014 5.00%, 07/01/2044	2,040	2,273,702
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2024-06/15/2030	45,225	52,644,387
Series 2018A 5.00%, 06/15/2029-06/15/2031	38,885	45,024,390
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) 5.00%, 06/15/2034-06/15/2046	8,495	9,898,404
Series 2014A 5.00%, 06/15/2038	1,000	1,088,160
Series 2015A 5.00%, 06/15/2045	8,450	9,207,880
Series 2018A 5.00%, 12/15/2030-12/15/2035	36,990	43,696,469
Series 2019B 4.00%, 06/15/2036-06/15/2037	2,715	2,947,869
5.00%, 06/15/2032	3,480	4,142,453
New Jersey Turnpike Authority Series 2013A 5.00%, 01/01/2027 (Pre-refunded/ETM)	2,500	2,730,450
Series 2015E 5.00%, 01/01/2033-01/01/2045	15,400	17,535,070
Series 2016A 5.00%, 01/01/2033	6,500	7,643,870

	Principal Amount (000)	U.S. $ Value

Series 2017A 5.00%, 01/01/2033-01/01/2034	$15,000	$18,080,700
Series 2017B 5.00%, 01/01/2032-01/01/2033	13,540	16,800,356
Series 2019A 5.00%, 01/01/2048	11,320	13,756,517
Tobacco Settlement Financing Corp.
Series 2018A 5.00%, 06/01/2031	1,425	1,788,275
Series 2018B 5.00%, 06/01/2046	68,740	77,597,149

		452,497,626

New Mexico – 0.2%
City of Santa Fe NM (El Castillo Retirement Residences Obligated Group) 5.00%, 05/15/2039-05/15/2049	2,180	2,219,894
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	1,060	1,127,543
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019L 5.00%, 07/01/2039-07/01/2049	6,615	6,827,167

		10,174,604

New York – 5.5%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2015 5.50%, 09/01/2045(a)	35,350	38,384,444
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2034	2,000	2,125,380
City of New York NY Series 2018E 5.00%, 03/01/2037-03/01/2038	17,500	21,760,525
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2016B 5.00%, 07/01/2046	13,520	15,170,792
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/2030	2,540	2,651,176
Series 2013D 5.00%, 11/15/2043	2,000	2,111,800
Series 2013E 5.00%, 11/15/2032	4,425	4,683,287
Series 2015B 5.00%, 11/15/2032	3,715	4,017,104
Series 2015D 5.00%, 11/15/2032	5,135	5,592,785
Series 2016A 5.00%, 11/15/2032	3,440	3,769,965

	Principal Amount (000)	U.S. $ Value

Series 2017C 5.00%, 11/15/2028-11/15/2029	$18,850	$21,458,022
Series 2020A 5.00%, 11/15/2047	855	976,239
Series 2020C 5.00%, 11/15/2050	6,435	7,375,540
5.25%, 11/15/2055	2,000	2,278,680
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) 5.00%, 01/01/2050	3,155	2,829,215
Monroe County Industrial Development Corp./NY (True North Rochester Prep Charter School) 5.00%, 06/01/2059(a) (c)	1,080	1,250,618
Nassau County Industrial Development Agency Series 2014B 5.50%, 07/01/2020	57	51,682
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 01/01/2032	75	63,495
6.70%, 01/01/2049	444	330,954
Series 2014C 2.00%, 01/01/2049(d) (e)	514	51,377
New York City Housing Development Corp. 2.55%, 08/01/2040	3,645	3,748,409
New York Counties Tobacco Trust V Zero Coupon, 06/01/2050	30,000	3,526,800
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	100	104,938
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC) Series 2005 5.25%, 10/01/2035	4,830	6,806,774
New York Liberty Development Corp. (One Bryant Park LLC) 2.80%, 09/15/2069	2,620	2,571,766
New York NY GO Series 2013A-1 0.05%, 10/01/2028(b)	500	548,525
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2030-12/01/2034(a)	4,200	4,970,782
New York State Thruway Authority AGM Series 2012I 5.00%, 01/01/2037 (Pre-refunded/ETM)	2,000	2,137,000
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 01/01/2041	3,800	4,431,332
New York Transportation Development Corp. (American Airlines, Inc.) 5.25%, 08/01/2031	590	614,680
5.375%, 08/01/2036	4,930	5,144,948

	Principal Amount (000)	U.S. $ Value

New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	$51,325	$56,844,925
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2041-07/01/2046	33,055	35,985,525
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	1,070	1,071,091
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/2034	3,900	4,136,652
Series 2013178 5.00%, 12/01/2033	5,000	5,581,200
Triborough Bridge & Tunnel Authority Series 2020A 5.00%, 11/15/2054	3,000	3,827,550
TSASC, Inc./NY Series 2017A 5.00%, 06/01/2041	1,560	1,759,508
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	860	803,610
5.25%, 09/15/2042-09/15/2053	2,330	2,118,738
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	3,840	3,937,843
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	4,230	4,501,862

		292,107,538

North Carolina – 0.5%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/2042-10/01/2047	5,830	6,924,607
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.875%, 07/01/2040	5,000	4,854,050
5.00%, 07/01/2045	1,000	966,780
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2030	2,250	2,264,108

	Principal Amount (000)	U.S. $ Value

North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2015A 5.00%, 09/01/2037	$1,735	$1,754,675
Series 2017 5.00%, 09/01/2046	1,000	1,001,520
North Carolina Turnpike Authority Series 2018 5.00%, 01/01/2040	5,000	6,018,650

		23,784,390

North Dakota – 0.4%
County of Grand Forks ND (Red River Biorefinery LLC) 5.75%, 09/15/2028	7,725	6,961,384
6.375%, 12/15/2043	4,750	3,930,292
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 06/01/2048-06/01/2053	10,230	11,297,462

		22,189,138

Ohio – 6.5%
American Municipal Power, Inc. Series 2016A 5.00%, 02/15/2041-02/15/2046	10,000	11,674,400
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2048	2,000	2,235,820
Series 2020B 5.00%, 06/01/2055	179,725	198,060,544
Butler County Port Authority (StoryPoint Obligated Group) Series 2017A-1 6.375%, 01/15/2043(a)	675	608,195
City of Chillicothe/OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037-12/01/2047	7,500	8,837,746
County of Allen OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) 4.00%, 12/01/2040	10,390	12,172,508
County of Cuyahoga/OH (MetroHealth System (The)) 5.00%, 02/15/2052	5,680	6,310,707
Series 2017 5.00%, 02/15/2042	6,490	7,268,735
5.25%, 02/15/2047	12,860	14,601,758
County of Franklin OH (First Community Village Obligated Group) 5.00%, 07/01/2049	3,940	4,055,994
Series 2013 5.625%, 07/01/2047	2,300	2,335,374
County of Hamilton OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 01/01/2042	1,030	1,048,880
County of Hamilton OH (UC Health Obligated Group) 5.00%, 09/15/2050	18,425	22,140,954

	Principal Amount (000)	U.S. $ Value

County of Marion OH (United Church Homes, Inc. Obligated Group) 5.125%, 12/01/2049	$2,210	$2,250,023
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	6,000	3,465,780
County of Ross OH (Adena Health System Obligated Group) 5.00%, 12/01/2049	6,000	7,144,200
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 20151 7.00%, 01/15/2040	2,500	2,056,725
Ohio Air Quality Development Authority (Energy Harbor Generation LLC) Series 2009D 4.25%, 08/01/2029	5,305	5,344,788
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	7,480	7,536,100
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) 3.25%, 09/01/2029	1,780	1,917,060
Ohio Higher Educational Facility Commission (Kenyon College) 5.00%, 07/01/2038-07/01/2042	9,690	12,319,427
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	9,565	9,636,737
Toledo-Lucas County Port Authority (StoryPoint Obligated Group) Series 2016 6.375%, 01/15/2051(a)	1,000	901,130

		343,923,585

Oklahoma – 0.7%
Comanche County Memorial Hospital 5.00%, 07/01/2022	780	831,589
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) 5.00%, 08/01/2044-08/01/2049	15,630	17,490,782
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018B 5.50%, 08/15/2057	14,170	16,811,997

		35,134,368

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) 2.75%, 11/15/2025	1,000	1,008,280
Series 2020A 5.125%, 11/15/2040	750	789,713
5.375%, 11/15/2055	1,300	1,372,332

	Principal Amount (000)	U.S. $ Value

Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020A 5.00%, 08/15/2045-08/15/2050	$10,000	$12,663,255
Oregon State Facilities Authority (Samaritan Health Services, Inc. Obligated Group) Series 2020I 5.00%, 10/01/2040	1,750	2,158,852

		17,992,432

Pennsylvania – 7.3%
Allegheny County Hospital Development Authority (Allegheny Health Network Obligated Group) Series 2018A 5.00%, 04/01/2034-04/01/2036	33,535	40,718,676
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	2,270	2,364,682
Altoona Area School District BAM Series 2018 5.00%, 12/01/2045	1,600	1,885,408
Beaver County Industrial Development Authority (Energy Harbor Generation LLC) Series 2016B 4.25%, 10/01/2047	10,000	10,075,000
Beaver County Industrial Development Authority (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 01/01/2035	1,455	1,465,913
Bensalem Township School District Series 2013 5.00%, 06/01/2029 (Pre-refunded/ETM)	8,570	9,935,629
Berks County Industrial Development Authority (Highlands at Wyomissing (The)) Series 2018 5.00%, 05/15/2048	1,000	1,040,130
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2043	1,350	1,382,400
6.00%, 10/01/2048	9,000	9,350,550
Chester County Health and Education Facilities Authority (Main Line Health System, Inc. Obligated Group) Series 2020A 4.00%, 09/01/2040	1,250	1,474,388
Chester County Industrial Development Authority (Woodlands at Greystone Neighborhood Improvement District) Series 2018 5.125%, 03/01/2048(a)	1,050	1,052,247
City of Philadelphia PA Series 2013A 5.00%, 07/15/2021	1,200	1,249,908
Series 2017 5.00%, 08/01/2029-08/01/2031	12,110	15,206,505

	Principal Amount (000)	U.S. $ Value

Series 2019B 5.00%, 02/01/2035-02/01/2038	$11,300	$14,428,286
AGM Series 2017A 5.00%, 08/01/2033-08/01/2034	13,000	16,048,060
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2035-10/01/2036	5,105	6,412,078
Commonwealth of Pennsylvania (Commonwealth of Pennsylvania COP) Series 2018A 5.00%, 07/01/2038	1,120	1,390,704
County of Lehigh PA (Lehigh Valley Health Network Obligated Group) 5.00%, 07/01/2044	6,885	8,435,777
Series 2016A 4.00%, 07/01/2035	10,000	11,137,000
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 06/01/2046-06/01/2051	3,375	3,700,775
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) 5.00%, 01/01/2045	1,815	1,736,047
Series 2012 5.25%, 01/01/2041	1,000	1,001,160
Geisinger Pennsylvania Authority Health System 0.05%, 04/01/2050(b)	10,000	12,543,900
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) 5.00%, 03/01/2040-03/01/2050	900	918,009
Montgomery County Higher Education & Health Authority (HumanGood Pennsylvania Obligated Group) Series 2017 5.00%, 12/01/2047	1,500	1,565,295
Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group) 4.00%, 09/01/2049	5,900	6,557,496
5.00%, 09/01/2051	2,300	2,809,496
Series 2018 5.00%, 09/01/2035	3,600	4,464,612
Montgomery County Industrial Development Authority/PA Series 2010 6.50%, 12/01/2025 (Pre-refunded/ETM)	200	216,468
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) 4.00%, 11/15/2043	500	546,620
5.00%, 11/15/2045	1,560	1,841,003
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community) Series 2015 5.00%, 01/01/2030	1,040	1,063,462
5.25%, 01/01/2040	4,740	4,801,099

	Principal Amount (000)	U.S. $ Value

Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	$5,135	$5,284,788
6.00%, 07/01/2045	2,000	2,052,760
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 03/01/2042	265	268,122
Series 2016A 5.00%, 03/01/2037	2,925	3,012,867
Series 2016B 5.25%, 03/01/2031-03/01/2037	2,310	2,452,310
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019A 3.25%, 08/01/2039(a)	2,330	2,131,088
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012A 5.00%, 11/01/2041	1,620	1,749,146
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,830	3,142,998
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2020A 0.04%, 04/15/2036-04/15/2040(b)	24,530	28,610,576
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2016 5.00%, 05/01/2032	1,000	1,192,510
Pennsylvania Turnpike Commission Series 2016 5.00%, 06/01/2037	4,000	4,615,160
Series 2017B 5.00%, 06/01/2035-06/01/2036	12,850	15,298,250
Series 2018A 5.00%, 12/01/2043	10,000	12,247,300
Series 2019A 5.00%, 12/01/2038-12/01/2044	9,180	11,298,142
Philadelphia Authority for Industrial Development (City of Philadelphia PA) Series 2018 5.00%, 05/01/2035	1,000	1,194,850
Philadelphia Authority for Industrial Development (MaST Community Charter School II) 5.00%, 08/01/2040-08/01/2050(c)	2,025	2,355,602

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (MaST Community Charter School III) 6.50%, 06/15/2054	$8,765	$9,109,990
School District of Philadelphia (The)
Series 2015A 5.00%, 09/01/2034-09/01/2035	2,615	3,103,578
Series 2016F 5.00%, 09/01/2033-09/01/2036	4,000	4,814,160
Series 2018A 5.00%, 09/01/2034-09/01/2038	4,000	4,975,070
Series 2018B 5.00%, 09/01/2043	3,000	3,657,930
Series 2019A 0.05%, 09/01/2044(b)	17,900	22,207,277
4.00%, 09/01/2037-09/01/2039	5,530	6,459,730
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 01/01/2051-01/01/2057(a)	12,110	9,353,591
Series 2016B 6.08%, 01/01/2026(a)	825	804,128
Series 2016C Zero Coupon, 01/01/2036(a)	2,945	984,396
Series 2016D Zero Coupon, 01/01/2057(g)	58,055	3,055,435
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/2029-12/01/2030	9,880	12,120,560
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 08/01/2038-08/01/2043	8,435	9,755,040

		386,126,137

Puerto Rico – 4.8%
Children’s Trust Fund Series 2005A Zero Coupon, 05/15/2050	8,370	1,246,042
Commonwealth of Puerto Rico Series 2006A 5.25%, 07/01/2023	2,510	1,749,219
Series 2011A 5.75%, 07/01/2041(d) (e)	2,810	1,770,300
Series 2012A 5.50%, 07/01/2039(d) (e)	3,490	2,172,525
5.75%, 07/01/2028(d) (e)	1,350	837,000
Series 2014A 8.00%, 07/01/2035(d) (e)	10,325	6,027,219
AGC Series 2001A 5.50%, 07/01/2029	670	740,236
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	8,840	5,801,446

	Principal Amount (000)	U.S. $ Value

Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.00%, 07/01/2038-07/01/2044	$7,990	$8,119,838
6.125%, 07/01/2024	6,780	7,246,125
Series 2012A 4.25%, 07/01/2025	8,140	8,211,225
5.00%, 07/01/2022-07/01/2033	9,700	10,066,288
5.125%, 07/01/2037	1,155	1,188,206
5.25%, 07/01/2029-07/01/2042	12,060	12,516,712
5.50%, 07/01/2028	4,090	4,330,288
5.75%, 07/01/2037	2,985	3,108,131
6.00%, 07/01/2047	2,845	2,969,469
Puerto Rico Electric Power Authority Series 2007T 5.00%, 07/01/2032	7,315	5,010,775
5.00%, 07/01/2037(d) (e)	14,970	10,254,450
Series 2010A 5.25%, 07/01/2030	1,040	715,000
Series 2010C 5.00%, 07/01/2024(d) (e)	1,735	1,188,475
Series 2010D 5.00%, 07/01/2021(d) (e)	1,050	719,250
5.00%, 07/01/2022	950	650,750
Series 2010X 5.25%, 07/01/2040	9,480	6,517,500
Series 2010Z 5.25%, 07/01/2024	2,565	1,763,438
Series 2012A 5.00%, 07/01/2029	2,510	1,719,350
5.00%, 07/01/2042(d) (e)	1,740	1,191,900
AGM Series 2007U 5.00%, 07/01/2023	1,050	1,056,510
AGM Series 2007V 5.25%, 07/01/2031	25,380	27,642,119
NATL Series 2007V 5.25%, 07/01/2029-07/01/2035	6,350	6,496,005
Puerto Rico Highway & Transportation Authority
AGC Series 2005L 5.25%, 07/01/2041	8,600	9,414,850
AGC Series 2007C 5.50%, 07/01/2031	1,735	1,927,307
AGC Series 2007N 5.25%, 07/01/2036	825	907,211
AGM Series 2007C 5.25%, 07/01/2036	1,800	1,979,604
NATL Series 2005L 5.25%, 07/01/2035	7,565	7,671,364
NATL Series 2007 5.50%, 07/01/2028	1,000	1,041,510
NATL Series 2007N 5.25%, 07/01/2033	480	489,504
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	23,735	24,506,387

	Principal Amount (000)	U.S. $ Value

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	$335	$328,849
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024-07/01/2046	16,565	5,551,322
Series 2019A 4.329%, 07/01/2040	15,975	16,635,886
4.55%, 07/01/2040	1,198	1,265,579
5.00%, 07/01/2058	39,871	43,082,609

		257,827,773

Rhode Island – 0.0%
Rhode Island Health & Educational Building Corp. (City of Woonsocket RI Lease) AGM Series 2017A 5.00%, 05/15/2028-05/15/2029	2,000	2,495,280

South Carolina – 1.7%
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) 5.00%, 12/01/2046	9,595	12,080,777
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group) Series 2013 5.00%, 05/01/2043	1,000	898,400
5.125%, 05/01/2048	1,000	902,270
South Carolina Public Service Authority Series 2013A 5.00%, 12/01/2038	575	637,813
Series 2013B 5.00%, 12/01/2038	810	898,484
Series 2014A 5.00%, 12/01/2049	11,820	13,153,651
Series 2014B 5.00%, 12/01/2038	1,160	1,302,912
Series 2014C 5.00%, 12/01/2036-12/01/2046	3,495	3,952,119
Series 2015A 5.00%, 12/01/2050	5,000	5,702,400
Series 2016A 5.00%, 12/01/2034-12/01/2036	4,815	5,706,561
Series 2016B 5.00%, 12/01/2037-12/01/2056	38,780	45,633,592

		90,868,979

South Dakota – 0.4%
South Dakota Health & Educational Facilities Authority Series 2017 5.00%, 09/01/2040(b)	15,035	18,009,976

	Principal Amount (000)	U.S. $ Value

South Dakota Health & Educational Facilities Authority (Regional Health System Obligated Group/SD) Series 2017 0.05%, 09/01/2033(b)	$3,260	$3,981,014

		21,990,990

Tennessee – 1.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	9,080	8,640,256
5.125%, 12/01/2042(a)	19,270	17,810,297
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019A 4.00%, 08/01/2038	1,000	1,133,900
5.00%, 08/01/2044-08/01/2049	11,555	14,004,457
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	5,250	5,526,413
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 04/01/2049(a)	5,040	2,911,255
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2040	2,435	2,802,685
Series 2017A 5.00%, 07/01/2048	2,335	2,685,740
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2012 5.25%, 12/01/2042	1,000	1,007,750
5.375%, 12/01/2047	800	807,496

		57,330,249

Texas – 6.0%
Central Texas Regional Mobility Authority Series 2013 5.00%, 01/01/2042	3,500	3,714,900
Series 2015A 5.00%, 01/01/2045	4,905	5,539,167
Series 2016 5.00%, 01/01/2033-01/01/2046	12,965	14,832,866
Series 2020A 5.00%, 01/01/2044-01/01/2049	6,170	7,294,604
Central Texas Turnpike System Series 2015C 5.00%, 08/15/2037	6,800	7,490,812

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2030	$1,965	$2,067,632
City of Houston TX Airport System Revenue (United Airlines, Inc.) 5.00%, 07/01/2027-07/15/2027	4,250	4,444,698
Series 2014 5.00%, 07/01/2029	16,960	17,433,354
Series 2015B 5.00%, 07/15/2030-07/15/2035	2,960	3,035,247
Series 2018 5.00%, 07/15/2028	22,875	23,828,430
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	530	558,445
Series 2013 6.00%, 08/15/2043	1,000	1,116,470
Series 2016A 5.00%, 08/15/2034	2,180	2,670,456
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(a)	1,650	1,742,615
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 09/01/2044	3,150	3,414,001
Grand Parkway Transportation Corp. Series 2018 5.00%, 02/01/2023	5,340	5,893,865
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017A 5.00%, 10/15/2044	7,305	8,344,794
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	25,175	26,710,927
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) 7.25%, 12/01/2053	8,315	7,782,424
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Corpus Christi I LLC) Series 2017A 5.00%, 04/01/2037	2,050	2,047,561
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018A 5.50%, 07/01/2054	4,500	4,243,410
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) 5.00%, 01/01/2040-01/01/2055	3,800	3,846,880

	Principal Amount (000)	U.S. $ Value

North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	$4,940	$5,320,133
North Texas Education Finance Corp. Series 2012A 5.125%, 12/01/2042 (Pre-refunded/ETM)	280	303,226
North Texas Tollway Authority (North Texas Tollway System) Series 2014B 5.00%, 01/01/2031	8,975	10,154,764
Series 2015A 5.00%, 01/01/2035	7,000	8,062,390
Series 2017B 5.00%, 01/01/2033-01/01/2043	7,400	8,836,676
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) 4.00%, 01/01/2050(a)	3,315	3,325,542
Red River Health Facilities Development Corp. Series 2011A 8.00%, 11/15/2046 (Pre-refunded/ETM)	1,790	1,963,809
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/2044	1,315	1,408,234
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.50%, 01/01/2032	1,740	1,769,597
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038(d) (e) (f)	2,180	545,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/2022(d) (e)	200	130,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) 5.25%, 11/15/2047	1,115	925,606
Series 2015A 5.00%, 11/15/2045	3,540	2,858,762
Series 2015B 5.00%, 11/15/2030	4,000	3,736,800
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020A 5.75%, 12/01/2054	6,475	6,304,308
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/2044-10/01/2049	5,350	5,551,542

	Principal Amount (000)	U.S. $ Value

Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.) Series 2008D 6.25%, 12/15/2026	$9,775	$11,619,836
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC) Series 2016 5.00%, 12/31/2040	1,255	1,337,102
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 06/30/2040	660	663,168
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) 4.00%, 12/31/2037-12/31/2039	9,100	10,174,897
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) 5.00%, 06/30/2058	55,065	64,270,216
Series 2013 6.75%, 06/30/2043	3,600	4,120,200
Texas Transportation Commission 5.00%, 08/01/2057	7,500	8,525,250
Uptown Development Authority Series 2017A 5.00%, 09/01/2035	1,015	1,170,660

		321,131,276

Utah – 0.2%
Salt Lake City Corp. Airport Revenue Series 2018A 5.00%, 07/01/2048(b)	7,245	8,675,525
Timber Lakes Water Special Service District 8.125%, 06/15/2031	5	5,234

		8,680,759

Vermont – 0.0%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2013 4.625%, 04/01/2036(a)	1,100	1,201,838
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	200	201,834

		1,403,672

Virginia – 0.8%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) 4.00%, 07/01/2038-07/01/2045	4,620	5,465,804
5.00%, 07/01/2036	850	1,113,211
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.15%, 03/01/2035(a)	1,000	1,015,830

	Principal Amount (000)	U.S. $ Value

Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	$1,000	$1,110,570
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 01/01/2043	1,030	1,034,038
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/2047	1,955	2,034,979
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 06/01/2047	7,490	7,491,348
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 07/01/2045(a)	1,110	1,116,227
Series 2015B 5.25%, 07/01/2035(a)	1,000	1,031,770
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	16,405	17,305,963
5.50%, 01/01/2042	3,580	3,758,141
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2052	2,250	2,518,312

		44,996,193

Washington – 2.3%
Kalispel Tribe of Indians Series 2018A 5.25%, 01/01/2038(a)	750	841,733
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/2030	2,235	2,380,990
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2048	9,000	9,785,970
Port of Seattle WA 5.00%, 04/01/2044	3,380	4,089,090
Series 2015C 5.00%, 04/01/2033	5,035	5,672,532
State of Washington 5.00%, 06/01/2035-06/01/2041(c)	12,015	15,797,326
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2037-08/01/2039	6,970	8,612,923
5.00%, 08/01/2044(h)	13,465	16,397,273

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017A 5.00%, 07/01/2035	$2,350	$2,823,666
Series 2017B 5.00%, 07/01/2034	1,855	2,236,444
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) 4.00%, 09/01/2045-09/01/2050	5,490	6,298,656
5.00%, 09/01/2039-09/01/2050	5,725	7,219,272
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2033-08/15/2037	18,005	20,206,176
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/2047(a)	3,550	3,638,075
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 01/01/2031-01/01/2046(a)	2,790	2,867,073
Series 2019A 5.00%, 01/01/2044-01/01/2055(a)	11,855	11,856,150
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 01/01/2044(a)	3,215	3,438,893

		124,162,242

West Virginia – 0.0%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group) Series 2013A 5.50%, 06/01/2044	2,100	2,306,409

Wisconsin – 1.8%
UMA Education, Inc. 5.00%, 10/01/2034-10/01/2039(a)	21,005	22,590,923
Wisconsin Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group) Series 2017 0.05%, 08/15/2052(b)	20,345	23,844,543
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM 3.00%, 02/15/2038	1,035	1,081,078
4.00%, 02/15/2036-02/15/2037	2,650	3,080,050
5.00%, 02/15/2028-02/15/2031	3,500	4,489,900
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc. Obligated Group) 5.00%, 07/01/2044	1,000	1,148,850

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) 5.00%, 11/01/2039-11/01/2054	$3,690	$3,727,563
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) 4.00%, 12/15/2035-12/15/2038	7,405	8,612,886
Wisconsin Public Finance Authority (21st Century Public Academy) 5.00%, 06/01/2049(a)	1,340	1,315,813
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) 4.00%, 11/15/2037	600	665,604
5.00%, 11/15/2041	1,500	1,771,305
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	3,335	3,545,872
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 4.00%, 01/01/2045	1,500	1,707,015
5.00%, 01/01/2038-01/01/2040	1,750	2,192,587
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/2030	2,060	2,234,152
Series 2016D 4.05%, 11/01/2030	720	775,325
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042-05/01/2047	2,650	2,814,375
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017A 5.25%, 05/15/2037-05/15/2047(a)	3,225	3,400,293
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.25%, 03/01/2035(a)	1,550	1,622,308
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014A 5.75%, 11/15/2044(a)	1,000	1,062,900
Wisconsin Public Finance Authority (Roseman University of Health Sciences) 5.00%, 04/01/2040-04/01/2050(a)	4,650	4,961,870
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 09/01/2030(a)	545	568,620

		97,213,832

Total Municipal Obligations (cost $5,139,597,191)		5,347,956,903

	Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 0.9%
United States – 0.9%
U.S. Treasury Bonds 2.00%, 02/15/2050(h) (cost $47,045,653)	$40,000	$48,081,250

	Shares

SHORT-TERM INVESTMENTS – 2.8%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.11%(i)(j)(k) (cost $143,794,524)	143,794,524	143,794,524

	Principal Amount (000)

U.S. Treasury Bills – 0.1%
U.S. Treasury Bill Zero Coupon, 12/17/2020(h) (cost $6,995,636)	$7,000	6,997,355

Total Short-Term Investments (cost $150,790,160)		150,791,879

Total Investments – 104.2% (cost $5,337,433,004)(l)		5,546,830,032
Other assets less liabilities – (4.2)%		(225,100,212)

Net Assets – 100.0%		$5,321,729,820

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	219,860	01/15/2028	1.230%	CPI#	Maturity	$5,515,546	$—	$5,515,546
USD	371,020	01/15/2028	0.735%	CPI#	Maturity	24,824,406	—	24,824,406
USD	85,450	01/15/2030	1.587%	CPI#	Maturity	35,339	—	35,339
USD	85,450	01/15/2030	1.572%	CPI#	Maturity	179,008	—	179,008
USD	275,432	01/15/2025	1.673%	CPI#	Maturity	(5,079,029)	—	(5,079,029)

						$25,475,270	$—	$25,475,270

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	514,490	06/17/2021	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$8,621,637	$—	$8,621,637
USD	250,000	10/15/2024	3 Month LIBOR	1.582%	Quarterly/ Semi-Annual	15,476,294	—	15,476,294
USD	80,600	01/15/2025	3 Month LIBOR	1.566%	Quarterly/ Semi-Annual	4,848,081	—	4,848,081
USD	146,650	01/16/2025	3 Month LIBOR	1.623%	Quarterly/ Semi-Annual	9,196,006	—	9,196,006
USD	47,210	04/15/2044	1.463%	3 Month LIBOR	Semi-Annual/ Quarterly	(7,600,340)	—	(7,600,340)
USD	40,000	04/15/2044	0.768%	3 Month LIBOR	Semi-Annual/ Quarterly	(73,544)	—	(73,544)
USD	40,000	04/15/2044	1.281%	3 Month LIBOR	Semi-Annual/ Quarterly	(4,773,124)	—	(4,773,124)
USD	25,000	04/15/2044	0.931%	3 Month LIBOR	Semi-Annual/ Quarterly	(985,712)	—	(985,712)
USD	25,000	04/15/2044	0.755%	3 Month LIBOR	Semi-Annual/ Quarterly	18,741	—	18,741
USD	37,250	04/16/2049	3 Month LIBOR	2.746%	Quarterly/ Semi-Annual	19,970,479	—	19,970,479

						$44,698,518	$—	$44,698,518

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	50,003	09/20/2020	2.263%	CPI#	Maturity	$(1,137,349)	$—	$(1,137,349)
Barclays Bank PLC	USD	42,028	10/15/2020	2.208%	CPI#	Maturity	(911,710)	—	(911,710)
Barclays Bank PLC	USD	25,607	10/15/2020	2.210%	CPI#	Maturity	(556,799)	—	(556,799)
Citibank, NA	USD	30,570	10/17/2020	2.220%	CPI#	Maturity	(670,290)	—	(670,290)
JPMorgan Chase Bank, NA	USD	50,936	08/30/2020	2.210%	CPI#	Maturity	(1,133,419)	—	(1,133,419)

							$(4,409,567)	$—	$(4,409,567)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	100	01/09/2021	30 Year Muni Rate Lock	2.250%	Maturity	$8,251	$—	$8,251
Citibank, NA	USD	52,610	10/09/2029	1.120%	SIFMA*	Quarterly	(3,451,535)	—	(3,451,535)
Citibank, NA	USD	52,610	10/09/2029	1.125%	SIFMA*	Quarterly	(3,478,160)	—	(3,478,160)

							$(6,921,444)	$—	$(6,921,444)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $437,022,505 or 8.2% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Defaulted.
(e)	Non-income producing security.
(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/2041	09/04/2014	$2,165,998	$2,173,047	0.04%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 1.,50%, 07/01/2039	11/22/2013	1,973,785	28	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 7.50%, 07/01/2023	07/31/2014	868,862	13	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/2038	08/31/2012	2,209,492	545,000	0.01%

(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.33% of net assets as of July 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/2046	12/18/2015	$2,931,173	$1,886,646	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017 8.00%, 12/01/2022	12/07/2017	$9,545,353	$8,420,105	0.16%
Massachusetts Development Finance Agency (Zero Waste Solutions LLC) Series 2017A 7.75%, 12/01/2044	12/07/2017	4,495,000	3,596,000	0.07%
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016D Zero Coupon, 01/01/2057	11/29/2017	5,656,025	3,055,435	0.06%

(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $355,823,831 and gross unrealized depreciation of investments was $(87,584,026), resulting in net unrealized appreciation of $268,239,805.

As of July 31, 2020, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

ETM – Escrowed to Maturity

GO – General Obligation

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$5,347,956,903	$—	$5,347,956,903
Governments - Treasuries	—	48,081,250	—	48,081,250
Short-Term Investments:
Investment Companies	143,794,524	—	—	143,794,524
U.S. Treasury Bills	—	6,997,355	—	6,997,355
Liabilities:
Floating Rate Notes(a)	(302,805,000)	—	—	(302,805,000)
Total Investments in Securities	(159,010,476)	5,403,035,508	—	5,244,025,032
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	30,554,299	—	30,554,299
Centrally Cleared Interest Rate Swaps	—	58,131,238	—	58,131,238
Interest Rate Swaps	—	8,251	—	8,251
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(5,079,029)	—	(5,079,029)
Centrally Cleared Interest Rate Swaps	—	(13,432,720)	—	(13,432,720)
Inflation (CPI) Swaps	—	(4,409,567)	—	(4,409,567)
Interest Rate Swaps	—	(6,929,695)	—	(6,929,695)

Total	$(159,010,476)	$5,461,878,285	$—	$5,302,867,809

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2020 is as follows:

Fund	Market Value 04/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$69,468	$508,698	$434,371	$143,795	$25